Net (loss)/income per Share - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted shares and stock options
Net Loss per Share
Potentially dilutive securities		1,094,413	733,756
Redeemable Convertible Preferred Shares
Net Loss per Share
Potentially dilutive securities			12,735,807
Convertible note and warrant
Net Loss per Share
Potentially dilutive securities	6,980,769